UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     March 31, 2012

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 91.62%

20.66% INFORMATION TECHNOLOGY
66,400	International Business Machines Corp.	$13,854,360
400,000	EMC Corp.*	11,952,000
424,600	Intel Corp.	11,935,506
542,900	Cisco Systems, Inc.	11,482,335
632,100	Western Union Co. (The)	11,124,960
327,400	Hewlett-Packard Co.	7,801,942
131,300	Automatic Data Processing, Inc.	7,246,447

		75,397,550

17.48% FINANCIALS
336,400	Loews Corp.	13,412,268
380,500	Wells Fargo & Co.	12,990,270
187,200	Chubb Corp.	12,937,392
219,300	American Express Co.	12,688,698
358,518	Marsh & McLennan Cos., Inc.	11,755,805

		63,784,433

15.65% HEALTH CARE
191,724	Johnson & Johnson	12,646,115
190,700	Baxter International Inc.	11,400,046
133,700	Becton Dickinson & Co.	10,381,805
146,900	UnitedHealth Group Inc.	8,658,286
99,100	WellPoint, Inc.	7,313,580
109,700	Abbott Laboratories	6,723,513

		57,123,345

15.47% INDUSTRIALS
717,797	General Electric Co.	14,406,186
310,146	Cintas Corp.	12,132,912
118,900	3M Co.	10,607,069
134,700	General Dynamics Corp.	9,884,286
189,500	Eaton Corp.	9,442,785

		56,473,238

10.90% CONSUMER STAPLES
385,600	Sysco Corp.	11,514,016
141,300	Procter & Gamble Co. (The)	9,496,773
89,500	Colgate-Palmolive Co.	8,751,310
164,100	Kraft Foods Inc., Class A	6,237,441
113,200	Walgreen Co.	3,791,068

		39,790,608

5.56% CONSUMER DISCRETIONARY
702,400	Gannett Co., Inc.	10,767,792
149,900	Tupperware Brands Corp.	9,518,650

		20,286,442

2.99% TELECOMMUNICATIONS
350,000	AT&T Inc.	10,930,500

The Torray Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

2.91% MATERIALS
200,900	E.I. du Pont de Nemours & Co.	$10,627,610

TOTAL COMMON STOCK 91.62%		334,413,726
(cost $278,512,437)

Principal Amount ($)

SHORT-TERM INVESTMENTS 6.92%
25,267,907	BNY Mellon Cash Reserve, 0.05%(1)	25,267,907
(cost $25,267,907)

TOTAL INVESTMENTS 98.54%		359,681,633
(cost $303,780,344)

OTHER ASSETS LESS LIABILITIES 1.46%		5,311,149

NET ASSETS 100.00%		$364,992,782

TOP 10 HOLDINGS
1	General Electric Co.	6	American Express Co.
2	International Business Machines Corp.	7	Johnson & Johnson
3	Loews Corp.	8	Cintas Corp.
4	Wells Fargo & Co.	9	EMC Corp.
5	Chubb Corp.	10	Intel Corp.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2012.

See notes to the Schedules of Investments.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 87.27%

20.00% INFORMATION TECHNOLOGY
4,300	International Business Machines Corp.	$897,195
27,956	Intel Corp.	785,843
25,042	EMC Corp.*	748,255
35,200	Cisco Systems, Inc.	744,480
38,000	Western Union Co. (The)	668,800
21,200	Hewlett-Packard Co.	505,196
8,716	Automatic Data Processing, Inc.	481,036

		4,830,805

16.18% FINANCIALS
20,200	Loews Corp.	805,374
23,000	Wells Fargo & Co.	785,220
11,300	Chubb Corp.	780,943
13,423	American Express Co.	776,655
23,217	Marsh & McLennan Cos., Inc.	761,285

		3,909,477

14.87% INDUSTRIALS
46,519	General Electric Co.	933,636
20,392	Cintas Corp.	797,735
7,200	3M Co.	642,312
12,500	Eaton Corp.	622,875
8,100	General Dynamics Corp.	594,378

		3,590,936

14.56% HEALTH CARE
11,264	Johnson & Johnson	742,974
11,500	Baxter International Inc.	687,470
7,900	Becton Dickinson & Co.	613,435
9,500	UnitedHealth Group Inc.	559,930
6,400	WellPoint, Inc.	472,320
7,200	Abbott Laboratories	441,288

		3,517,417

10.47% CONSUMER STAPLES
25,300	Sysco Corp.	755,458
5,800	Colgate-Palmolive Co.	567,124
8,200	Procter & Gamble Co. (The)	551,122
10,800	Kraft Foods Inc., Class A	410,508
7,300	Walgreen Co.	244,477

		2,528,689

5.50% CONSUMER DISCRETIONARY
46,500	Gannett Co., Inc.	712,845
9,700	Tupperware Brands Corp.	615,950

		1,328,795

2.93% TELECOMMUNICATIONS
22,700	AT&T Inc.	708,921

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

2.76% MATERIALS
12,600	E.I. du Pont de Nemours & Co.	$666,540

TOTAL COMMON STOCK 87.27%		21,081,580
(cost $17,844,666)

Principal Amount ($)

SHORT-TERM INVESTMENTS 11.57%
2,793,679	BNY Mellon Cash Reserve, 0.05%(1)	2,793,679
(cost $2,793,679)

TOTAL INVESTMENTS 98.84%		23,875,259
(cost $20,638,345)

OTHER ASSETS LESS LIABILITIES 1.16%		281,296

NET ASSETS 100.00%		$24,156,555

TOP 10 HOLDINGS
1	General Electric Co.	6	Wells Fargo & Co.
2	International Business Machines Corp.	7	Chubb Corp.
3	Loews Corp.	8	American Express Co.
4	Cintas Corp.	9	Marsh & McLennan Cos., Inc.
5	Intel Corp.	10	Sysco Corp.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2012.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 98.25%

32.25% INFORMATION TECHNOLOGY
1,281	Visa, Inc., Class A	$151,158
250	Apple Inc.*	149,868
1,858	Accenture PLC, Class A	119,841
1,616	Fiserv Inc.*	112,134
3,749	Oracle Corp.	109,321
2,876	Adobe Systems, Inc.*	98,676
1,781	MICROS Systems, Inc.*	98,471
1,636	Amphenol Corp., Class A	97,784
1,905	NetApp, Inc.*	85,287

		1,022,540

14.69% HEALTH CARE
1,883	Baxter International Inc.	112,566
2,100	Gilead Sciences, Inc.*	102,585
1,354	Varian Medical Systems, Inc.*	93,372
1,935	Vertex Pharmaceuticals Inc.*	79,354
561	Novo-Nordisk A/S, ADR	77,816

		465,693

13.10% INDUSTRIALS
2,369	Danaher Corp.	132,664
1,331	United Technologies Corp.	110,393
809	Cummins Inc.	97,112
435	Precision Castparts Corp.	75,211

		415,380

10.03% ENERGY
3,283	Enbridge, Inc.	127,545
1,108	EOG Resources, Inc.	123,099
512	Core Laboratories N.V.	67,364

		318,008

10.98% FINANCIALS
2,137	American Tower Corp. REIT	134,674
904	Franklin Resources, Inc.	112,123
2,202	JPMorgan Chase & Co.	101,248

		348,045

6.04% CONSUMER STAPLES
1,128	Colgate-Palmolive Co.	110,296
1,223	PepsiCo, Inc.	81,146

		191,442

5.76% CONSUMER DISCRETIONARY
912	Nike, Inc., Class B	98,897
1,318	Tupperware Brands Corp.	83,693

		182,590

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2012 (unaudited)

Shares		Market Value

5.40% MATERIALS
849	Praxair, Inc.	$97,329
1,027	Compass Minerals International, Inc.	73,677

		171,006
TOTAL COMMON STOCK 98.25%		3,114,704
(cost $2,703,623)

Principal Amount ($)

SHORT-TERM INVESTMENTS 1.41%
44,806	BNY Mellon Cash Reserve, 0.05%(1)	44,806
(cost $44,806)

TOTAL INVESTMENTS 99.66%		3,159,510
(cost $2,748,429)

OTHER ASSETS LESS LIABILITIES 0.34%		10,575

NET ASSETS 100.00%		$3,170,085

TOP 10 HOLDINGS
1	Visa, Inc., Class A	6	EOG Resources, Inc.
2	Apple Inc.	7	Accenture PLC, Class A
3	American Tower Corp.	8	Baxter International Inc.
4	Danaher Corp.	9	Fiserv Inc.
5	Enbridge, Inc.	10	Franklin Resources, Inc.

*	Non-income producing securities.
(1)	Represents current yield at March 31, 2012.
ADR	- American Depository Receipt
REIT	- Real Estate Investment Trust

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2012 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2012 is as follows:

Valuation Inputs	Torray Fund	Torray Institutional Fund	Torray Resolute Fund

Level 1 - Quoted Prices *	$359,681,633	$23,875,259	$3,159,510
Level 2 - Other Significant Observable Inputs	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-

Total Market Value of Investments	$359,681,633	$23,875,259	$3,159,510

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 investments during the period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2012.

The following information is based upon the book basis of investment securities as of March 31, 2012:

	Torray Fund	Torray Institutional Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 72,690,860	$ 4,008,868	$ 431,631
Gross unrealized depreciation	(16,789,571)	(771,954)	(20,550)

Net unrealized appreciation/depreciation	$ 55,901,289	$ 3,236,914	$ 411,081

Aggregate book cost	$ 303,780,344	$ 20,638,345	$ 2,748,429

At December 31, 2011, the Torray Fund had net capital loss carry forward for federal income tax purposes of $85,805,188 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2011, the Torray Institutional Fund had net capital loss carry forward for federal income tax purposes of $339,016, $3,679,435 and $1,023, which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017 and 2018, respectively. The Torray Resolute Fund had no capital loss carry forward as of December 31, 2011. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. At December 31, 2011, the Torray Institutional Fund had post-October losses of $105,172 and the Torray Resolute Fund had post-October losses of $3,587. There were no post-October losses as of December 31, 2011 for the Torray Fund.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     4/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     4/26/12

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     4/26/12

*	Print the name and title of each signing officer under his or her signature.